Schedule of Outstanding Warrants (Details) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Apr. 30, 2025	Sep. 30, 2024	Sep. 29, 2024
Subsidiary, Sale of Stock [Line Items]
Total	26,085,732	25,085,732		18,675,799
Range of Exercise Prices Per Share			$ 0.8202	$ 0.8202	$ 1.39
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share		$ 0.01
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share		$ 2.00
Public Warrants and Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	9,000,000	9,000,000
Range of Exercise Prices Per Share	$ 5.79
Other Warrants One [Member]
Subsidiary, Sale of Stock [Line Items]
Total	380,000	380,000
Range of Exercise Prices Per Share	$ 0.01
Other Warrants Two [Member]
Subsidiary, Sale of Stock [Line Items]
Total	6,328,594	6,328,594
Other Warrants Two [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share	$ 0.82
Other Warrants Two [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share	$ 0.96
Other Warrants Three [Member]
Subsidiary, Sale of Stock [Line Items]
Total	10,020,754	9,020,754
Other Warrants Three [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share	$ 1.08
Other Warrants Three [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share	$ 1.18
Other Warrants Four [Member]
Subsidiary, Sale of Stock [Line Items]
Total	356,384	356,384
Other Warrants Four [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share	$ 1.74
Other Warrants Four [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Range of Exercise Prices Per Share	$ 2.00
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total		6,000,000		6,000,000
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total		3,000,000		3,000,000
PIPE Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total		250,000		1,750,000
PIPE Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total		2,785,491		5,755,396
Common Warrants [Member[
Subsidiary, Sale of Stock [Line Items]
Total		2,360,298
Inducement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total		8,229,701
Other Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total		2,460,242		2,170,403